Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

ProShares UltraShort Telecommunications (the “Fund”)

Supplement dated September 15, 2015 to the Funds’ Statutory Prospectus dated October 1, 2014, as previously supplemented

(the “Prospectus”)

Effective September 15, 2015, all information pertaining to the Fund is hereby removed from the Prospectus.

Please retain this supplement for future reference.